Securities - Amortized cost and fair values, together with gross unrealized gains and losses of securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Securities
Amortized Cost	$ 252,761	$ 251,683
Gross Unrealized Gains	335	2,264
Gross Unrealized Losses	(12,465)	(11,187)
Fair Value	240,631	242,760
U.S. government agencies
Securities
Amortized Cost	12,500	45,000
Gross Unrealized Losses	(246)	(732)
Fair Value	12,254	44,268
Subordinated notes
Securities
Amortized Cost	26,942	29,013
Gross Unrealized Losses	(2,824)	(4,713)
Fair Value	24,118	24,300
State and municipal obligations
Securities
Amortized Cost	213,319	177,670
Gross Unrealized Gains	335	2,264
Gross Unrealized Losses	(9,395)	(5,742)
Fair Value	$ 204,259	$ 174,192